Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents		$ 8,087	¥ 54,868	¥ 21,951
Restricted cash		51	347	343
Accounts receivable		3,069	20,825	22,198
Inventories		1,562	10,597	12,291
Advance to suppliers		6,264	42,504	11,334
Contract Assets		155	1,050	1,050
Other current assets		13,997	94,967	17,963
Total current assets		33,414	226,710	147,404
Non-current assets:
Property, plant and equipment, net		383	2,599	8,537
Intangible assets, net		4	29	62
Operating lease right-of-use assets, net		1,008	6,839	9,873
Long-term investments		19,752	134,022	133,942
Refundable deposit for investment				54
Other non-current assets		19,369	131,420	78,926
Total non-current assets		40,516	274,909	231,394
Total assets		73,930	501,619	378,798
Current liabilities:
Bank borrowings		4,549	30,866	18,972
Accounts payable		3,006	20,396	19,533
Accrued expenses and other liabilities		5,116	34,711	29,915
Income tax payables		1,170	7,939	7,947
Advances from customers		1,239	8,409	3,213
Operating lease liabilities – current		158	1,070	1,247
Total current liabilities		15,238	103,391	81,864
Non-current liabilities:
Operating lease liabilities – non-current		210	1,422	2,362
Total non-current liabilities		210	1,422	2,362
Total liabilities		15,448	104,813	84,226
Commitments and contingencies				5,800
Shareholders’ equity:
Ordinary shares	[1]
Additional paid-in capital		114,641	777,851	565,069
Translation reserve		(1,676)	(11,374)	(4,231)
Accumulated deficit		(53,842)	(365,321)	(289,818)
Total U POWER LIMITED’s shareholders’ equity		59,123	401,156	271,020
Non-controlling interests		(641)	(4,350)	17,752
Total equity		58,482	396,806	288,772
Total liabilities and equity		73,930	501,619	378,798
Related Party
Current assets:
Amount due from related parties		229	1,552	60,274
Current liabilities:
Amount due to related parties				1,037
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]

[1]

On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis.

On April 1, 2026, the Company effected a 1-for-10 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “April 2026 Share Consolidation”), pursuant to which every ten Class A ordinary shares with a par value of US$0.00001 each were consolidated into one Class A ordinary share with a par value of US$0.0001, and every ten Class B ordinary shares with a par value of US$0.00001 each were consolidated into one Class B ordinary share with a par value of US$0.0001, without any action on the part of the shareholders. Immediately following the April 2026 Share Consolidation, the Company’s authorized share capital consisted of 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising (i) 399,941,181.2 Class A ordinary shares and (ii) 100,058,818.8 Class B ordinary shares.

On September 9, 2026, subsequent to June 30, 2026 but before the issuance of these unaudited condensed consolidated financial statements, the Company effected a further 1-for-20 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “September 2026 Share Consolidation”), pursuant to which every twenty Class A ordinary shares with a par value of US$0.0001 each were consolidated into one Class A ordinary share with a par value of US$0.002, and every twenty Class B ordinary shares with a par value of US$0.0001 each were consolidated into one Class B ordinary share with a par value of US$0.002. Immediately following the September 2026 Share Consolidation, the Company’s authorized share capital was US$50,000 divided into (i) 19,997,059.06 Class A ordinary shares with a par value of US$0.002 each and (ii) 5,002,940.94 Class B ordinary shares with a par value of US$0.002 each.

During the six months ended June 30, 2026, the Company issued an aggregate of 25,245,498 ordinary shares on a basis giving effect to the April 2026 Share Consolidation but before giving effect to the September 2026 Share Consolidation. Such shares were equivalent to approximately 1,262,275 ordinary shares after giving effect to the September 2026 Share Consolidation.

Share information presented in the accompanying unaudited condensed consolidated balance sheets reflects the April 2026 Share Consolidation but has not been retrospectively adjusted to reflect the September 2026 Share Consolidation. Earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively adjusted for all periods presented to reflect both the April 2026 Share Consolidation and the September 2026 Share Consolidation.